Income taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income taxes

13. Income taxes:

As at December 31, 2022, Kidoz Inc. was domiciled in the tax-free jurisdiction of Anguilla, British West Indies. However certain of the Company’s subsidiaries incur income taxation. Effective January 1, 2023, the Company continued out of Anguilla and into Canada and became a Canadian tax payer.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2023 and 2022, are presented below:

	2023	2022	2021
Expected tax (recovery) expense	$(550,269)	$(314,497)	$5,535
Change in statutory, foreign tax, foreign exchange rates and other	183,916	(161,505)	231,545
Permanent differences	140,572	187,044	227
Adjustment to prior years provision versus statutory tax returns	(26,902)	(5)	17,161
Change in valuation allowance	226,705	138,474	(37,791)
Current income taxes (recovery) expense	$(25,978)	$60,010	$6,178
Deferred income tax (recovery) expense	-	(210,499)	210,499
Total taxation (recovery) expense	$(25,978)	$(150,489)	$216,677

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2023 and 2022 are presented below:

	2023	2022
Deferred tax (liabilities) assets:
Non-capital loss carry forwards	$362,074	$208,480
Equipment	(1,072)	1,627
Intangible assets	(72,206)	(263,915)
Other	157,457	273,357
Valuation Allowance	(446,253)	(219,549)
Total deferred tax (liability) asset	$-	$-

As at December 31, 2023, the Company’s had $1,490,165 (2022 - $1,023,314) of non-capital losses expiring through December 31, 2043.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those differences become deductible.

Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in assessing the realizability of deferred tax assets.

The Company recognized this tax credit as a recovery of income tax expense on the statement of operations and comprehensive (loss) income upon receipt of funds.

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Consolidated Financial Statements

Years ended December 31, 2023, 2022 and 2021